Provisions - Schedule of defined benefit obligation expenses recognized in the consolidated income statements, Other Foreign Subsidiaries (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit expense in profit or loss, defined benefit plans	€ 65	€ 73	€ 76
Other foreign subsidiaries
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	31	34	35
Interest cost (net)	64	62	72
Actuarial (gains)/losses recognised in the year	8	11	11
Past service cost	8	3	5
Pre-retirement cost	0	(24)	0
Other	(3)	(3)	(5)
Post-employment benefit expense in profit or loss, defined benefit plans	€ 108	€ 83	€ 118